JPMorgan Active China ETF
Schedule of Portfolio Investments as of July 31, 2024
(Unaudited)
THE “UNAUDITED EXCHANGE-TRADED FUNDS HOLDINGS”
LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES
ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS
ADVERTISING OR SALES LITERATURE WITH THE GENERAL
PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2024.

JPMorgan Active China ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 98.0%
Automobile Components — 2.1%
Fuyao Glass Industry Group Co. Ltd., Class A	34,900	217,440
Banks — 10.3%
Agricultural Bank of China Ltd., Class H	366,000	163,782
China Construction Bank Corp., Class H	692,000	483,214
China Merchants Bank Co. Ltd., Class H	107,000	443,497
		1,090,493
Beverages — 4.0%
Chongqing Brewery Co. Ltd., Class A	8,600	73,800
Kweichow Moutai Co. Ltd., Class A	1,800	354,011
		427,811
Broadline Retail — 6.0%
Alibaba Group Holding Ltd.	64,000	629,774
Chemicals — 1.7%
Wanhua Chemical Group Co. Ltd., Class A	16,600	178,244
Electrical Equipment — 1.0%
Hongfa Technology Co. Ltd., Class A	27,700	105,067
Electronic Equipment, Instruments & Components — 9.6%
BOE Technology Group Co. Ltd., Class A	408,500	223,129
Foxconn Industrial Internet Co. Ltd., Class A *	86,331	290,137
Luxshare Precision Industry Co. Ltd., Class A	49,400	262,473
Sunny Optical Technology Group Co. Ltd.	28,600	160,392
Xiamen Faratronic Co. Ltd., Class A	6,600	79,229
		1,015,360
Entertainment — 3.7%
iQIYI, Inc., ADR *	37,144	123,689
NetEase, Inc.	14,700	271,121
		394,810
Food Products — 3.0%
Angel Yeast Co. Ltd., Class A	24,400	101,195
Anjoy Foods Group Co. Ltd., Class A	5,700	62,706
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	44,300	153,950
		317,851
Gas Utilities — 2.6%
China Resources Gas Group Ltd.	24,800	84,166
ENN Energy Holdings Ltd.	26,600	186,127
		270,293
Health Care Equipment & Supplies — 1.1%
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	3,200	113,992
Hotels, Restaurants & Leisure — 4.5%
H World Group Ltd., ADR	4,021	120,630
Meituan * (a)	25,700	355,859
		476,489

JPMorgan Active China ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Household Durables — 5.5%
Haier Smart Home Co. Ltd., Class H	93,200	304,709
Jason Furniture Hangzhou Co. Ltd., Class A	24,100	84,669
Midea Group Co. Ltd., Class A	15,100	133,225
Oppein Home Group, Inc., Class A	8,500	53,514
		576,117
Independent Power and Renewable Electricity Producers — 3.3%
China Yangtze Power Co. Ltd., Class A	83,900	346,782
Insurance — 5.5%
China Pacific Insurance Group Co. Ltd., Class H	85,400	226,994
PICC Property & Casualty Co. Ltd., Class H	106,000	139,000
Ping An Insurance Group Co. of China Ltd., Class H	49,500	214,960
		580,954
Interactive Media & Services — 14.3%
Kanzhun Ltd., ADR	10,057	136,574
Tencent Holdings Ltd.	29,800	1,375,164
		1,511,738
Machinery — 2.5%
Jiangsu Hengli Hydraulic Co. Ltd., Class A	13,200	83,685
Zhuzhou CRRC Times Electric Co. Ltd., Class A	4,141	31,207
Zhuzhou CRRC Times Electric Co. Ltd., Class H	40,400	149,097
		263,989
Media — 0.8%
Focus Media Information Technology Co. Ltd., Class A	111,700	89,613
Metals & Mining — 1.5%
Zijin Mining Group Co. Ltd., Class H	76,000	154,156
Oil, Gas & Consumable Fuels — 4.4%
China Petroleum & Chemical Corp., Class H	386,000	247,381
PetroChina Co. Ltd., Class H	254,000	220,567
		467,948
Pharmaceuticals — 1.3%
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	23,790	135,937
Real Estate Management & Development — 2.1%
KE Holdings, Inc., ADR	16,143	223,580
Semiconductors & Semiconductor Equipment — 3.0%
Flat Glass Group Co. Ltd., Class H	65,000	94,329
Montage Technology Co. Ltd., Class A	27,124	224,008
		318,337
Software — 0.8%
Kingdee International Software Group Co. Ltd. *	110,000	88,151
Technology Hardware, Storage & Peripherals — 2.1%
Lenovo Group Ltd.	170,000	220,186

JPMorgan Active China ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Textiles, Apparel & Luxury Goods — 1.3%
Shenzhou International Group Holdings Ltd.	16,000	135,448
Total Common Stocks (Cost $11,383,222)		10,350,560
Short-Term Investments — 0.5%
Investment Companies — 0.5%
JPMorgan Prime Money Market Fund Class IM, 5.38% (b) (c)(Cost $58,785)	58,773	58,791
Total Investments — 98.5% (Cost $11,442,007)		10,409,351
Other Assets Less Liabilities — 1.5%		154,793
NET ASSETS — 100.0%		10,564,144

Percentages indicated are based on net assets.

Abbreviations
ADR	American Depositary Receipt

*	Non-income producing security.
(a)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of July 31, 2024.

JPMorgan Active China ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset value (“NAV”) of the Fund is calculated on a valuation date. Certain foreign equity instruments are valued by applying international fair value factors provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAV is calculated.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Automobile Components	$217,440	$—	$—	$217,440
Banks	—	1,090,493	—	1,090,493
Beverages	—	427,811	—	427,811
Broadline Retail	—	629,774	—	629,774
Chemicals	—	178,244	—	178,244
Electrical Equipment	—	105,067	—	105,067
Electronic Equipment, Instruments & Components	—	1,015,360	—	1,015,360
Entertainment	123,689	271,121	—	394,810

JPMorgan Active China ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Food Products	$—	$317,851	$—	$317,851
Gas Utilities	—	270,293	—	270,293
Health Care Equipment & Supplies	—	113,992	—	113,992
Hotels, Restaurants & Leisure	120,630	355,859	—	476,489
Household Durables	—	576,117	—	576,117
Independent Power and Renewable Electricity Producers	346,782	—	—	346,782
Insurance	—	580,954	—	580,954
Interactive Media & Services	136,574	1,375,164	—	1,511,738
Machinery	—	263,989	—	263,989
Media	—	89,613	—	89,613
Metals & Mining	—	154,156	—	154,156
Oil, Gas & Consumable Fuels	—	467,948	—	467,948
Pharmaceuticals	135,937	—	—	135,937
Real Estate Management & Development	223,580	—	—	223,580
Semiconductors & Semiconductor Equipment	—	318,337	—	318,337
Software	—	88,151	—	88,151
Technology Hardware, Storage & Peripherals	—	220,186	—	220,186
Textiles, Apparel & Luxury Goods	—	135,448	—	135,448
Total Common Stocks	1,304,632	9,045,928	—	10,350,560
Short-Term Investments
Investment Companies	58,791	—	—	58,791
Total Investments in Securities	$1,363,423	$9,045,928	$—	$10,409,351
B. Investment Transactions with Affiliates— The Fund invested in an Underlying Fund advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended July 31, 2024
Security Description	Value at October 31, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at July 31, 2024	Shares at July 31, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 5.38% (a) (b)	$10,004	$1,078,196	$1,029,402	$(12)	$5	$58,791	58,773	$1,107	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of July 31, 2024.